Presentation of Financial Statements and Summary of Significant Accounting Policies- Summary of he Range Of Estimated Impacts On the Adoption Of the Ifrs 16 (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Prepaid expenses	R$ 111,355		R$ 187,570
Non-current assets
Prepaid expenses	69,216		399,095
Right of use assets	1,980,912
Intangible assets	1,762,593		2,369,355
Total assets	R$ 31,195,472		R$ 30,499,395	R$ 28,284,346
IFRS 16 [member] | Increase (decrease) due to changes in accounting policy [member]
Current assets
Prepaid expenses		R$ (39,066)
Non-current assets
Prepaid expenses		(288,630)
Right of use assets		1,731,427
Intangible assets		(39,928)
Total assets		1,363,803
Current liabilities
Lease contracts payable		13,827
Non-current liabilities
Lease contracts payable		1,349,976
Total liabilities		R$ 1,363,803